Note 6 - Fees Charged by Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Executive Officers and Other Personnel Expenses [Member] | Central Mare [Member] | General and Administrative Expense [Member]
Related Party Transaction, Amounts of Transaction	$ 330	$ 780
Management Fees [Member] | Central Shipping Monaco SAM [Member] | Management Fees - Related Parties [Member]
Related Party Transaction, Amounts of Transaction	658	235
Management Fees [Member] | Central Shipping Monaco SAM [Member] | Advances for Vessels Acquisitions/under Construction [Member]
Related Party Transaction, Amounts of Transaction	95	92
Amortization of Awarded Shares [Member] | Central Mare [Member] | Management Fees Related Party [Member]
Related Party Transaction, Amounts of Transaction	16	62
Supervision Fee [Member] | Central Shipping Monaco SAM [Member] | Advances for Vessels Acquisitions/under Construction [Member]
Related Party Transaction, Amounts of Transaction	34	37
Superintendent Fees [Member] | Central Shipping Monaco SAM [Member] | Vessel Operating Expenses [Member]
Related Party Transaction, Amounts of Transaction	40	35
Superintendent Fees [Member] | Central Shipping Monaco SAM [Member] | Advances for Vessels Acquisitions/under Construction [Member]
Related Party Transaction, Amounts of Transaction	45	68
Accounting and Reporting Cost [Member] | Central Shipping Monaco SAM [Member] | Management Fees - Related Parties [Member]
Related Party Transaction, Amounts of Transaction	90	100
Financing Fees [Member] | Central Shipping Monaco SAM [Member] | Deferred Charges [Member]
Related Party Transaction, Amounts of Transaction	91
Commission for Sale and Purchase of Vessels [Member] | Central Shipping Monaco SAM [Member] | Vessels, Net [Member]
Related Party Transaction, Amounts of Transaction		570
Commissions on Charter Hire Agreements [Member] | Central Shipping Monaco SAM [Member] | Voyage Expenses [Member]
Related Party Transaction, Amounts of Transaction	146	55
Central Mare [Member]
Related Party Transaction, Amounts of Transaction	346	842
Central Shipping Monaco SAM [Member]
Related Party Transaction, Amounts of Transaction	$ 1,199	$ 1,192